Income Tax - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry forwards	€ 483,356	€ 384,471	€ 305,530
Taxable profit limit	€ 1,000
Percentage of profit exceeding limit offsetting taxable profit	50.00%
Post-employment benefit expense, defined benefit plans impact on deferred tax assets		352	304
Deferred tax liabilities	€ 2,050
Deferred tax assets	1,282
Deferred tax liabilities	767	1,193	1,773	[1]
Temporary Difference From Postemployments
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Temporary differences		352	1,085
Deferred tax liabilities	287
Deferred tax assets	287
OCEANEs
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Temporary differences		€ 1,193	€ 1,773
OCEANEs | Temporary Differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax liabilities	2,050
Deferred tax assets	1,282
Deferred tax liabilities	€ 767

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2018 has not been restated. The impact of this application is presented in note 4.7 Application of the new IFRS 16 standard.